Segment Information - Additional Information (Detail)	6 Months Ended
Jun. 30, 2020 customer
Major Customer [Member]
Statement [Line Items]
Number of major customers	0
Benchmark for major customer	10.00%
Natura & Co Latam [Member]
Statement [Line Items]
Percentage of entity's revenue	56.00%
Avon International [Member]
Statement [Line Items]
Percentage of entity's revenue	26.00%
TBS International [Member]
Statement [Line Items]
Percentage of entity's revenue	13.00%
Aesop International [Member]
Statement [Line Items]
Percentage of entity's revenue	5.00%